Summary of Significant Accounting Policies (Details 2)	12 Months Ended
	Dec. 31, 2011 Accounts receivable Credit Concentration Risk customer	Dec. 31, 2010 Accounts receivable Credit Concentration Risk customer	Dec. 31, 2011 Revenue Customer Concentration Risk customer	Dec. 31, 2010 Revenue Customer Concentration Risk customer	Dec. 31, 2011 Revenue Customer Concentration Risk First significant customer	Dec. 31, 2010 Revenue Customer Concentration Risk First significant customer	Dec. 31, 2009 Revenue Customer Concentration Risk First significant customer	Dec. 31, 2011 Revenue Customer Concentration Risk Second significant customer	Dec. 31, 2010 Revenue Customer Concentration Risk Second significant customer	Dec. 31, 2009 Revenue Customer Concentration Risk Second significant customer	Dec. 31, 2011 Services Revenue U.S. government and its agencies, departments and subcontractors	Dec. 31, 2010 Services Revenue U.S. government and its agencies, departments and subcontractors	Dec. 31, 2009 Services Revenue U.S. government and its agencies, departments and subcontractors
Concentrations of credit risks
Concentration risk percentage	36.00%	32.00%			26.00%	28.00%	14.00%	24.00%	13.00%	35.00%	36.00%	51.00%	23.00%
Number of significant customers	1	1	2	2